MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments [Line Items]
Investment in marketable securities	$ 3,435	$ 23,057
Net proceeds from sale of marketable securities	3,308	63,445
Marketable Securities [Roll Forward]
Balance, beginning of year	29,542	114,001
Additions	5,355	25,456
Disposals	(3,534)	(63,445)
Gain (loss) recognized on acquisition at fair value	757	(2,782)
Fair value adjustments	34,333	(43,688)
Balance, end of year	$ 66,453	$ 29,542
SilverCrest
Investments [Line Items]
Increase (decrease) in number of shares owned (in shares)	0.8	8.2
Investment in marketable securities	$ 3,400	$ 23,100
Pretium Resources Inc
Investments [Line Items]
Increase (decrease) in number of shares owned (in shares)		(9.0)
Net proceeds from sale of marketable securities		$ 63,400